Document and Entity Information	Sep. 15, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Sep. 15, 2020
Entity Registrant Name	AMERICAN ELECTRIC POWER COMPANY, INC.
Entity File Number	1-3525
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-4922640
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000004904
Amendment Flag	false
New York Stock Exchange | Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $6.50 par value
Trading Symbol	AEP
Security Exchange Name	NYSE
New York Stock Exchange | Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.125% Corporate Unit
Trading Symbol	AEP PR B
Security Exchange Name	NYSE
New York Stock Exchange | 6.125% Corporate Unit
Entity Information [Line Items]
Title of 12(b) Security	6.125% Corporate Unit
Trading Symbol	AEP PR C
Security Exchange Name	NYSE